Brandes Core Plus Fixed Income Fund
Brandes Core Plus Fixed Income Fund
Investment Objective
The Brandes Core Plus Fixed Income Fund (the “Core Plus Fund” or “Fund”) seeks to maximize long-term total return, consisting of both current income and capital appreciation .
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Plus Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 22 of the Prospectus and “Additional Purchase and Redemption Information” on page B-75 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brandes Core Plus Fixed Income Fund	Class A		Class E	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		none	none
Maximum Deferred Sales Charge (Load)	none	[1]	none	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brandes Core Plus Fixed Income Fund		Class A	Class E	Class I
Management Fees		0.35%	0.35%	0.35%
Distribution (12b-1) Fees		0.25%	none	none
Shareholder Servicing Fees		none	0.25%	none
Other Expenses	[1]	0.82%	0.82%	0.87%
Total Other Expenses		0.82%	1.07%	0.87%
Total Annual Fund Operating Expenses		1.42%	1.42%	1.22%
Less: Fee Waiver and/or Expense Reimbursement		(0.72%)	(0.72%)	(0.72%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.70%	0.70%	0.50%
[1]	"Other Expenses" have been restated to reflect current expenses. In addition, "Other Expenses" for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
[2]	The Advisor has contractually agreed to limit the Core Plus Fund's Class A, Class E and Class I annual operating expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses), including repayment of previous waivers, to the following percentages of the Fund's average daily net assets attributable to the specific classes through January 31, 2015: 0.70%, 0.70%, and 0.50%, respectively (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Example
This Example is intended to help you compare the costs of investing in the Core Plus Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 1 year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brandes Core Plus Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	444	739	1,056	1,953
Class E	72	378	708	1,640
Class I	51	316	601	1,413

Portfolio Turnover
The Core Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.91% of the average value of its portfolio.

Principal Investment Strategies
The Core Plus Fund invests at least 80% of its net assets measured at the time of purchase in fixed income and other income producing securities.  These include, but are not limited to, debt securities issued by U.S. and foreign companies, debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, and U.S. and foreign mortgage-backed securities, collateralized mortgage obligations and asset-backed debt securities.  The Fund may invest up to 25% of its total fixed income assets, measured at the time of purchase, in non-U.S. dollar securities and may engage in currency hedging.  Brandes Investment Partners, L.P., the Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select debt securities for the Fund’s investment portfolio.  As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Core Plus Fund may invest in debt instruments of any maturity or with no maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”).  (Up to 25% of the Fund’s total debt securities may be in high yield bonds.)  The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.  The Advisor will typically sell a security from the Fund’s portfolio when the Advisor’s research process identifies a significantly better investment opportunity.  The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund’s portfolio or to meet requests for redemption of Fund shares.

Principal Investment Risks
Because the values of the Core Plus Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Core Plus Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

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Bank Debt Risks – Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Core Plus Fund may obtain less than the full value for the loan interests when sold.

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Credit Risks – Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  The value of an issuer’s securities held by the Core Plus Fund may decline in response to adverse developments with respect to the issuer or if the issuer or any guarantor is unwilling or unable to pay or perform in a timely fashion.

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Currency Risks – Because the Core Plus Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

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Equity Market Risks – The Core Plus Fund may invest in preferred stocks.  The values of equity securities fluctuate in response to the activities of individual companies and general stock market and economic conditions.

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Foreign and Emerging Markets Securities Risks – Investing in foreign securities poses additional risks.  The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments and other overall economic conditions in the countries where the issuers of these securities are located.  Emerging markets countries involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies may experience substantial fluctuations or steady devaluation relative to the U.S. dollar.

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Interest Rate Risks – As with most fixed income funds, the income on and value of your shares in the Core Plus Fund will fluctuate along with interest rates.  When interest rates rise, the market prices of the debt securities the Fund owns usually decline.  When interest rates fall, the prices of these securities usually increase.

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Liquidity Risks – Liquidity risk exists when particular investments are difficult to purchase or sell.  The Core Plus Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price.  Illiquid securities may also be difficult to value.

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Mortgage- and Asset-Backed Securities Risks – Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of changing interest rates.  When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Core Plus Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

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Non-Investment Grade (High Yield Bond) Securities Risks – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness.  The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

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Portfolio Turnover Risks – The Core Plus Fund is actively managed, which means that the Advisor may frequently buy and sell securities.  Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes.  Increased transaction costs could detract from the Fund’s performance.

•	U.S. Government Obligations Risks – U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

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Value Style Risks – In managing the Core Plus Fund, the Advisor applies the Graham and Dodd Value Investing approach, which selects investments based on the Advisor’s evaluation of the fundamental credit quality of the issuer.  This style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Performance
The following performance information shows you how the Core Plus Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception.  The table that follows compares the Fund’s returns over time to broad-based securities indices.  The bar chart and table assumes reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Funds will perform in the future.  Updated performance is available on the Fund’s website www.brandesfunds.com.

Year-by-Year Total Returns as of December 31, 2013 for Class I Shares

Best Quarter	Q3	2009	7.55%
Worst Quarter	Q3	2008	-8.97%

Average Annual Total Returns For the period ending December 31, 2013
Average Annual Returns Brandes Core Plus Fixed Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Shares - Return Before Taxes	(3.75%)	7.16%	3.69%	Dec. 28, 2007
Class E	Class E Shares - Return Before Taxes	0.54%	8.12%	4.46%	Dec. 28, 2007
Class I	Class I Shares - Return Before Taxes	0.66%	8.28%	4.64%	Dec. 28, 2007
After Taxes on Distributions Class I	Class I Shares - Return After Taxes on Distributions	(0.79%)	6.11%	2.53%
After Taxes on Distributions and Sale of Fund Shares Class I	Class I Shares - Return After Taxes on Distributions and Sale of Fund Shares	0.42%	5.72%	2.82%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.62%	Dec. 28, 2007
Barclays Capital U.S. Intermediate Credit Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays Capital U.S. Intermediate Credit Bond Index (reflects no deduction for fees, expenses or taxes)	(0.17%)	7.27%	5.32%	Dec. 28, 2007

Class I shares commenced operation on December 28, 2007.  Class E shares commenced operation on May 28, 2008.  Performance shown for the Class E shares prior to May 28, 2008 reflects the performance of the Class I shares adjusted to reflect Class E expenses.  Class S shares never commenced operations.  They were redesignated as Class A shares and commenced operations on January 31, 2013.  Performance shown prior to the inception of Class A shares on January 31, 2013, reflects the performance of Class I shares, adjusted to reflect Class A sales loads and expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only and after-tax returns for other Classes will vary.